Summary Of Nonvested Stock Activity (Detail) (Restricted Stock, USD $)	3 Months Ended
Mar. 31, 2013
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards, as of December 31, 2012, Number of Shares	1,431,573
Awards, Number of Shares	33,055
Forfeitures, Number of Shares	(35,267)
Vested, Number of Shares	(115,841)
Restricted stock awards, as of March 31, 2013, Number of Shares	1,313,520
Restricted stock awards, as of December 31, 2012, Weighted Average Grant Date Fair Value	$ 12.45
Awards, Weighted Average Grant Date Fair Value	$ 13.08
Forfeitures, Weighted Average Grant Date Fair Value	$ 11.64
Vested, Weighted Average Grant Date Fair Value	$ 11.58
Restricted stock awards, as of March, 31, 2013, Weighted Average Grant Date Fair Value	$ 12.57